State Street SPDR EURO STOXX 50 ETF Investment Strategy - State Street SPDR EURO STOXX 50 ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the EURO STOXX 50® Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies). The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is a market capitalization weighted index designed to represent the performance of some of the largest companies across components of the 20 EURO STOXX Supersector Indexes. The EURO STOXX Supersector Indexes are subsets of the EURO STOXX Index. The EURO STOXX Index is a broad yet liquid subset of the STOXX Europe 600 Index, which covers the 600 largest companies in Europe. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, which in turn covers at least 95% of the free-float market capitalization of the represented countries. A company's free-float market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. The Index is reconstituted annually. The 50 companies in the Index are selected by first identifying the companies that equal approximately 60% of the free-float market capitalization of each corresponding EURO STOXX Total Market Index Supersector Index. In addition, any stocks that are currently components of the Index are added to the list. From that list, the 40 largest stocks are selected to be components of the Index. In addition, any stocks that are current components of the Index (and ranked 41-60 on the list) are included as components. If there are still less than 50 component stocks, the applicable number of the largest remaining stocks on the list ranked 41 or higher are included as components of the Index. As of November 30, 2025, a significant portion of the Fund comprised companies in the financial, industrial and technology sectors, although this may change from time to time. As of November 30, 2025, countries represented in the Fund included Belgium, Finland, France, Germany, Italy, the Netherlands and Spain. As of November 30, 2025, the Index comprised 50 securities.The Index is sponsored by STOXX (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.